Contingent Consideration - Reconciliation of Level 3 Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Remeasurement loss/(gain) recognized in the income statement	$ 0	$ 5,099	$ 131	$ 7,006	$ 9,600	$ 5,503	$ (5,094)
Contingent Consideration Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			999	$ 8,960	8,960	24,656	0
Addition					1,639		19,562
Measurement period adjustment						(1,990)	5,094
Settlement						(8,203)
Remeasurement loss/(gain) recognized in the income statement			(131)		(9,600)	(5,503)
Ending balance	$ 868		$ 868		$ 999	$ 8,960	$ 24,656